Commitments and Contingencies - Additional Information (FY) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 04, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2015
Pionyr Immunotherapeutics, Inc
Loss Contingencies [Line Items]
Business acquisition, contingent value right received for each share	1
Percentage of net proceeds from potential monetization of legacy programs receivable	50.00%
Contingent value rights period	2 years
UT Austin License | University
Loss Contingencies [Line Items]
Additional milestone payments payable upon meeting certain development milestones				$ 4.7
License agreement description			The Company was required to pay License Maintenance fees annually of less than $0.1 million. Additionally, the Company would have been required to make additional milestone payments to the University upon meeting certain development milestones in the aggregate of $4.7 million during the term of the UT Austin License, and to pay the University royalties as defined in the UT Austin License on any commercialized product sales related to the licensed technology in a percentage in the low single digits. The Company was also responsible for reimbursing the University for certain patent-related costs incurred on its behalf.
License agreement, termination date		Jun. 27, 2024
UT Austin License | Maximum | University
Loss Contingencies [Line Items]
License maintenance fees				$ 0.1
AskAt License
Loss Contingencies [Line Items]
License agreement description			The Company would have been obligated to make milestone payments to AskAt upon meeting certain development and sales milestones during the term of the AskAt License as well as royalties on any commercialized product sales related to the licensed technology.
License agreement, termination date			Mar. 20, 2024